Recapitalization (Details)	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Weighted Average Number of Shares	23,392,138
Common stock, shares outstanding	22,047,531
Fair Value | $	$ 4,403,464
Voting %	100.00%
Intergrated Shares [Member]
Weighted Average Number of Shares	9,530,379
Share Price | $ / shares	$ 0.20
Fair Value | $	$ 1,903,464
Voting %	43.30%
Integrated Options [Member]
Weighted Average Number of Shares	175,000
Fair Value | $	$ 0
Voting %	0.00%
MDB Capital Group Warrant [Member]
Weighted Average Number of Shares	1,169,607
Fair Value | $	$ 0
Voting %	0.00%
Maven Network Shares [Member]
Weighted Average Number of Shares	12,517,152
Share Price | $ / shares	$ 0.20
Fair Value | $	$ 2,500,000
Voting %	56.70%